SHAREHOLDER'S CAPITAL - Share Issuances and Cancellations (Details)	12 Months Ended
Dec. 31, 2022 shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	375,061,066
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	3,976,434
Converted from options	450,000
Converted from RSUs	731,290
Converted from TEUs	297
Cancelled during the year (in shares)	(8,057)
Number of shares outstanding at end of period (in shares)	380,211,030
Subordinate voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	326,229,953
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	3,976,434
Converted from options	450,000
Converted from RSUs	731,290
Converted from multiple voting shares into subordinate voting shares	250,000
Converted from TEUs	297
Cancelled during the year (in shares)	(8,057)
Number of shares outstanding at end of period (in shares)	331,629,917
Multiple voting shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	12,062,964
Changes in number of shares outstanding
Issued as partial consideration for acquisitions (in shares)	0
Converted from options	0
Converted from RSUs	0
Converted from multiple voting shares into subordinate voting shares	(250,000)
Converted from TEUs	0
Cancelled during the year (in shares)	0
Number of shares outstanding at end of period (in shares)	11,812,964
Preferred shares
Reconciliation of number of shares outstanding [abstract]
Number of shares outstanding at beginning of period (in shares)	36,768,149
Changes in number of shares outstanding
Number of shares outstanding at end of period (in shares)	36,768,149